Contract Liabilities (Customer Advances) (Tables)	12 Months Ended
Dec. 31, 2025
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Schedule Of Customer Advances

	December 31, 2025	December 31, 2024
Contract liabilities	$3,617,436	$2,966,102
Less: Contract liabilities presented under long-term liabilities	934,256	816,796
	$2,683,180	$2,149,306